Deferred Revenue - Summary of Deferred Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deferred income [line items]
Beginning balance	¥ 8,601	¥ 6,861
Additions during the year	1,870	3,435
Recognized in the consolidated statements of comprehensive income	(1,984)	(1,695)
Ending balance	¥ 8,487	¥ 8,601